Stock-Based Compensation - 2020 Option Repricing Narrative (Details) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2021 USD ($)	Jun. 30, 2020 grantee $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2020 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in usd per share) | $ / shares		$ 2.55				$ 4.85
Option repricing, number of grantees | grantee		5,690
Options repricing, options exchanged (in shares) | shares		30,343,908
Options repricing, options exchanged, exercise price (in usd per share) | $ / shares		$ 4.85
Options repricing, options issued (in shares) | shares		30,343,908
Options repricing, options issued, exercise price (in usd per share) | $ / shares		$ 2.55
Stock-based compensation expense (recovery) | $	$ 46,000		$ 49,000	$ 214,000	$ 63,000
2020 Option Repricing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense (recovery) | $			1,000	$ 1,000	$ 1,000
Unrecognized stock-based compensation expense, other awards | $			$ 1,000